Significant accounting policies (Details 5) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 12, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Income (loss)	$ 13,255	$ (11,941)	$ 1,314	$ 40,466	$ 4,188
Total Equity	236,378	24,524	236,378	(48,096)	$ (53,229)	$ (65,196)
Scenario, Previously Reported [Member]
Net Income (loss)	13,195	(10,786)	2,409	40,527
Total Equity	237,440		237,440	(48,035)
Restatement Adjustment [Member]
Net Income (loss)	75	(1,065)	(990)	(61)
Total Equity	(957)		(957)	(61)
Indirect Adjustment [Member]
Net Income (loss)	(15)	$ (90)	(105)	0
Total Equity	$ (105)		$ (105)	$ 0